UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

The Government Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Government Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

:: Notes to Schedule of Investments :: September 30, 2016 (unaudited)

1.              Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of September 30, 2016, the value of the investment and the percentage owned by the ProFund of the Portfolio was $452,840,479 and 3.9%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedule of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3 below.  The Portfolio’s schedule of investments included in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of September 30, 2016, the ProFund’s $452,840,479 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended September 30, 2016.

4. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund and the Portfolio are required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, each of the Funds’ Boards has approved changes for the Funds to operate as government money market funds. The Funds, as government money market funds, will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Funds to operate as government money market funds, each of the Boards approved revisions to each Fund’s investment policy relating to concentration (the “Concentration Policy”) such that the Funds would no longer be required to invest more than 25% of their total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy and name change to Government Money Market ProFund were approved by shareholders at a special shareholders meeting on January 28, 2016 and took effect on May 2, 2016.

The Schedule of Investments of the Portfolio as of September 30, 2016 is as follows:

Investment Portfolio	as of September 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 52.2%

U.S. Government Sponsored Agencies 44.9%
Federal Farm Credit Bank:
0.45% *, 6/20/2017	75,000,000	75,000,000
0.567% *, 8/29/2017	10,000,000	10,007,080
0.587% *, 2/8/2017	15,000,000	15,000,000
0.592% *, 3/8/2017	40,000,000	39,999,082
0.604% *, 2/28/2017	130,000,000	129,998,611
0.618% *, 3/22/2017	94,000,000	93,997,649
0.646% *, 9/21/2017	80,000,000	80,000,000
0.652% *, 6/20/2018	40,000,000	40,000,000
0.674% *, 10/27/2017	100,000,000	100,000,000
0.687% *, 3/8/2018	30,000,000	29,997,781
Federal Home Loan Bank:
0.300% **, 1/5/2017	50,000,000	49,960,667
0.305% **, 11/3/2016	40,000,000	39,989,000
0.325% **, 11/17/2016	40,000,000	39,983,289
0.376% **, 10/14/2016	30,000,000	29,995,992
0.376% **, 10/18/2016	22,000,000	21,996,156
0.378% **, 10/26/2016	150,000,000	149,961,250
0.384% **, 10/19/2016	85,000,000	84,983,935
0.386% **, 10/21/2016	75,000,000	74,984,167
0.407% **, 11/25/2016	65,000,000	64,960,278
0.437% **, 10/31/2016	25,000,000	24,991,042
0.45%, 10/7/2016	35,000,000	34,999,870
0.458% **, 10/3/2016	50,000,000	49,998,750
0.458% **, 10/25/2016	150,000,000	149,954,500
0.458% **, 11/21/2016	20,000,000	19,987,250
0.458% **, 1/13/2017	54,000,000	53,929,800
0.458% **, 2/2/2017	34,000,000	33,947,300
0.463% **, 10/25/2016	150,000,000	149,955,000
0.468% **, 2/1/2017	50,000,000	49,921,417
0.472% **, 10/28/2016	50,000,000	49,982,600
0.473% **, 10/26/2016	60,000,000	59,980,625
0.483% **, 2/8/2017	40,000,000	39,931,389
0.485% **, 10/14/2016	248,750,000	248,707,153
0.488% **, 1/27/2017	112,000,000	111,823,787
0.493% **, 1/25/2017	35,000,000	34,945,303
0.521% *, 10/7/2016	7,500,000	7,500,000
0.521% *, 8/18/2017	160,000,000	159,794,713
0.569% **, 3/15/2017	13,000,000	12,966,633
0.579% *, 4/5/2017	100,000,000	100,000,000
0.587% *, 5/8/2017	25,000,000	25,000,000
0.601% *, 11/18/2016	50,000,000	50,000,000
0.602% *, 10/13/2016	200,000,000	199,999,644
0.633% *, 2/22/2017	20,000,000	20,018,812
0.634% *, 3/19/2018	95,000,000	95,000,000
0.677% *, 10/30/2017	50,000,000	49,997,600
0.704% *, 11/17/2017	126,550,000	126,501,130
0.728% *, 2/8/2017	110,000,000	110,024,225
0.799% *, 8/28/2017	285,000,000	284,973,956
Federal Home Loan Mortgage Corp.:

	Principal Amount ($)	Value ($)
0.319% **, 1/19/2017	43,500,000	43,448,162
0.346% **, 10/4/2016	100,000,000	99,996,917
0.346% **, 12/7/2016	45,000,000	44,971,525
0.407% **, 12/22/2016	100,000,000	99,908,889
0.442% **, 2/3/2017	25,000,000	24,962,240
0.447% **, 11/2/2016	30,000,000	29,988,266
0.447% **, 2/6/2017	75,000,000	74,882,667
0.463% **, 2/17/2017	45,000,000	44,920,944
0.478% **, 3/1/2017	125,000,000	124,753,576
0.483% **, 3/3/2017	54,000,000	53,890,987
0.519% **, 4/21/2017	70,000,000	69,799,683
0.611% *, 2/22/2018	94,000,000	94,000,000
0.666% *, 7/21/2017	60,000,000	59,995,045
0.781% *, 12/21/2017	133,500,000	133,500,000
0.861% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336% **, 10/4/2016	135,000,000	134,996,287
0.417% **, 1/3/2017	96,500,000	96,396,691
0.417% **, 2/1/2017	55,000,000	54,922,954
0.442% **, 2/1/2017	68,000,000	67,898,935
0.552% *, 7/20/2017	80,000,000	79,996,758
0.807% *, 12/20/2017	40,000,000	40,000,000
0.811% *, 3/21/2018	100,000,000	100,026,687
		5,163,904,649
U.S. Treasury Obligations 7.3%
U.S. Treasury Bills:
0.325% **, 10/20/2016	37,900,000	37,893,599
0.346% **, 10/13/2016	15,000,000	14,998,300
0.376% **, 2/9/2017	28,000,000	27,962,301
0.428% **, 1/19/2017	95,000,000	94,877,793
0.437% **, 1/19/2017	12,000,000	11,984,233
0.437% **, 1/19/2017	83,000,000	82,890,947
0.498% **, 3/23/2017	65,000,000	64,846,943
0.525% **, 3/9/2017	50,000,000	49,886,050
U.S. Treasury Floating Rate Notes:
0.303% *, 10/31/2016	425,000,000	425,012,497
0.324% *, 4/30/2017	25,000,000	24,985,245
		835,337,908
Total Government & Agency Obligations (Cost $5,999,242,557)		5,999,242,557

Repurchase Agreements 34.4%
Barclays Capital PLC, 0.47%, dated 9/30/2016, to be repurchased at $38,001,488 on 10/3/2016 (a)	38,000,000	38,000,000
BNP Paribas, 0.46%, dated 9/30/2016, to be repurchased at $290,011,117 on 10/3/2016 (b)	290,000,000	290,000,000
BNP Paribas, 0.5%, dated 9/30/2016, to be repurchased at $200,008,333 on 10/3/2016 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.26%, dated 9/30/2016, to be repurchased at $300,006,500 on 10/3/2016 (d)	300,000,000	300,000,000
Citigroup Global Markets, Inc., 0.5%, dated 9/30/2016, to be repurchased at $1,000,042 on 10/3/2016 (e)	1,000,000	1,000,000
Federal Reserve Bank of New York, 0.25%, dated 9/30/2016, to be repurchased at $1,500,031,250 on 10/3/2016 (f)	1,500,000,000	1,500,000,000
HSBC Securities, Inc., 0.43%, dated 9/30/2016, to be repurchased at $1,000,035,833 on 10/3/2016 (g)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/2016, to be repurchased at $170,006,375 on 10/3/2016 (h)	170,000,000	170,000,000
JPMorgan Securities, Inc., 0.52%, dated 9/30/2016, to be repurchased at $97,004,203 on 10/3/2016 (i)	97,000,000	97,000,000
Merrill Lynch & Co., Inc., 0.48%, dated 9/30/2016, to be repurchased at $1,000,040 on 10/3/2016 (j)	1,000,000	1,000,000

	Principal Amount ($)	Value ($)
Nomura Securities International, 0.5%, dated 9/30/2016, to be repurchased at $353,014,708 on 10/3/2016 (k)	353,000,000	353,000,000
Wells Fargo Bank, 0.5%, dated 9/30/2016, to be repurchased at $1,500,063 on 10/3/2016 (l)	1,500,000	1,500,000
Total Repurchase Agreements (Cost $3,951,500,000)		3,951,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $9,950,742,557) †	86.6	9,950,742,557
Other Assets and Liabilities, Net	13.4	1,543,146,716
Net Assets	100.0	11,493,889,273

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*                           Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.

**                    Annualized yield at time of purchase; not a coupon rate.

†                           The cost for federal income tax purposes was $9,950,742,557.

(a)                   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
806	U.S. Treasury Inflation-Indexed STRIPS	Zero Coupon	10/15/2016-4/15/2029	824
4,298,900	U.S. Treasury Note	2.0	8/31/2021	4,480,668
45,853,974	U.S. Treasury STRIPS	Zero Coupon	2/15/2017-5/15/2042	34,278,554
Total Collateral Value				38,760,046

(b)                   Collateralized by $281,813,800 U.S. Treasury Notes, with the various coupon rates from 0.75-3.75%, with various maturity dates of 8/31/2018-4/30/2022 with a value of $295,800,061.

(c)                    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
75,045,253	Federal Home Loan Mortgage Corp.	1.5-7.0	6/1/2025-6/1/2045	78,389,666
85,604,809	Federal Home Loan Mortgage Corp. - Interest Only	3.0-3.5	8/15/2032-3/15/2044	7,356,001
103,032,002	Federal National Mortgage Association	1.5-7.0	7/1/2018-7/25/2054	107,955,167
38,796,739	Federal National Mortgage Association - Interest Only	5.5	8/25/2033	6,978,197
171	FHLMC Multifamily Structured Pass-Through Certificates	0.222-0.462	12/25/2020-8/25/2025	2
622,132,480	FREMF Mortgage Trust	0.1	7/25/2046	3,320,829
41	Government National Mortgage Association	2.125	6/20/2025	43
100	U.S. Treasury Note	0.75	8/31/2018	100
Total Collateral Value				204,000,005

(d)                   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,829,100	U.S. Treasury Floating Rate Note	0.514	7/31/2018	35,853,239
259,810,900	U.S. Treasury Notes	1.625-2.0	6/30/2019-11/30/2022	270,146,820
Total Collateral Value				306,000,059

(e)                    Collateralized by $726,500 U.S. Treasury Bond, 5.25%, maturing on 2/15/2019 with a value of $1,020,051.

(f)                      Collateralized by $1,434,212,900 U.S. Treasury Notes, with the various coupon rates from 1.75-3.125%, with various maturity dates of 11/15/2020-5/15/2022 with a value of $1,500,031,250.

(g)                   Collateralized by $1,862,631,019 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2037-5/15/2046 with a value of $1,020,003,029.

(h)                   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
112,340,000	U.S. Treasury Inflation-Indexed Note	0.625	1/15/2024	121,847,148
97,202,400	U.S. Treasury STRIPS	Zero Coupon	2/15/2044	51,554,210
Total Collateral Value				173,401,358

(i)                      Collateralized by $92,090,014 Federal National Mortgage Association, with the various coupon rates from 3.0-7.0%, with various maturity dates of 9/1/2020-9/1/2046 with a value of $98,941,562.

(j)                      Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
322,700	U.S. Treasury Bond	3.0	11/15/2045	376,349
605,900	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2017	643,740
Total Collateral Value				1,020,089

(k)                    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
92,550,000	Federal Home Loan Bank	0.625-3.125	12/28/2016-9/26/2019	92,992,747
51,974,278	Federal National Mortgage Association	1.25-7.25	2/26/2019-9/1/2046	58,577,564
329,475	Government National Mortgage Association	5.5-6.5	8/20/2029-3/15/2032	393,395
440,000	Tennessee Valley Authority	5.98	4/1/2036	658,598
203,394,600	U.S. Treasury Notes	0.875-2.75	7/15/2017-5/31/2021	207,437,729
Total Collateral Value				360,060,033

(l)                      Collateralized by $1,446,213 Federal Home Loan Mortgage Corp., 2.979%, maturing on 10/1/2041 with a value of $1,530,001.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (m)	$—	$5,999,242,557	$—	$5,999,242,557
Repurchase Agreements	—	3,951,500,000	—	3,951,500,000
Total	$—	$9,950,742,557	$—	$9,950,742,557

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

(m) See Investment Portfolio for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 28, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2016